Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation and consolidation
2.1	Basis of presentation and consolidation

The Company's consolidated financial statements include the assets, liabilities, results of operations and cash flows of its wholly-owned and majority-owned subsidiaries, after elimination of intercompany transactions and balances. Subsidiaries are fully consolidated from the date on which control is transferred to the Company.  They are deconsolidated from the date that control ceases.

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”).  The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary.  The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE.  Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest.  The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries.  However, the portion of these items that does not belong to the Company’s shareholders is reported in the line “Noncontrolling interest” of the consolidated financial statements.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company’s shareholders is reported on the line “Noncontrolling interest” in the consolidated financial statements.

Use of estimates
2.2	Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions.  The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales allowances and returns,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,
•	recognition and measurement of loss contingencies,
•	valuation at fair value of assets acquired and liabilities assumed on business acquisitions, and measurement of any contingent consideration,
•	annual and trigger-based impairment review of goodwill and intangible assets, as well as the assessment of events which could trigger impairment testing on long-lived assets,
•	assessment of the Company’s long-lived assets economic useful lives,
•	assumptions used in measuring expected credit losses and impairment charges on financial assets,
•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,
•	assumptions used in calculating pension obligations and other long-term employee benefits,
•	allocation between debt and equity of the various components of an issued, or settled, hybrid instrument and measurement at fair value of the liability component based on the income approach, and
•

determination of the amount of tax expected to be paid and tax benefit expected to be received, including deferred income tax assets, valuation allowance and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends, market information used by market participants and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. COVID-19 pandemic did not result in significant impacts on these estimates.

Foreign currency
2.3	Foreign currency

The U.S. dollar is the reporting currency of the Company.  The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market.  Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency.  However, certain significant costs are incurred in the countries of the Eurozone and other non-U.S. dollar currency areas.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the prevailing exchange rate.  Foreign exchange gains and losses resulting from the re-measurement at reporting date of monetary assets and liabilities denominated in currencies other than the functional currency are recognized in the line “Other income and expenses, net” of the consolidated statements of income.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated into U.S. dollars using exchange rates at the balance sheet dates;
(b)	income and expenses for each consolidated statement of income presented are translated into U.S dollars using the average monthly exchange rates;
(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

Cash and cash equivalents
2.4	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

Short-term deposits representing cash equivalent with original maturity beyond three months are reported as current assets in the line “Short-term deposits” of the consolidated balance sheets.

Trade accounts receivable
2.5	Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business.  The Company uses a lifetime expected losses allowance for all trade receivables. The allowance includes reasonable assumptions about future credit trends. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the Company’s customers to settle the receivables. Adjustments to the expected credit losses allowance are reported on the line “Selling, general and administrative” in the consolidated statements of income and write-offs, if any, are recorded against the expected credit losses allowance, consistent with prior guidance.

In the event of transfers of receivables such as factoring, the Company derecognizes the receivables only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories
2.6	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is based on the weighted average cost of inventory, by adjusting standard cost to approximate actual manufacturing costs; the cost is therefore dependent on the Company’s manufacturing performance.  In the case of underutilization of manufacturing facilities, the costs associated with unused capacity are not included in the valuation of inventories but charged directly to cost of sales. Net realizable value is based upon the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

The Company performs, on a continuous basis, write-offs of finished products, which have the characteristics of slow-moving, old production dates and technical obsolescence. The Company evaluates its inventory to identify obsolete or slow-selling items, as well as inventory that is not of saleable quality and records a specific reserve if the Company estimates the inventory will eventually become obsolete. Reserve for obsolescence is estimated for excess uncommitted inventory based on the previous quarters sales, order backlog and production plans.

Income taxes
2.7	Income taxes

Income tax for the period comprises current and deferred income tax.  Current income tax represents the income tax expected to be paid or the tax benefit expected to be received related to the current year taxable profit and loss in each tax jurisdiction.  Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements.  Deferred tax liabilities are not recognized on the initial recognition of goodwill as a result of a business combination.  Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.  The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized on the line “Income tax benefit (expense)” in the consolidated statements of income in the period in which the law is enacted.  Deferred income tax assets are recognized in full but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized.  A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that taxable earnings will be remitted to the parent.  A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions.  Changes in the stock price do not result in any adjustments to the deferred tax asset prior to vesting.

At each reporting date, the Company assesses all significant income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists in assessing whether the tax benefit must be recognized. The second step consists in measuring the amount of tax benefit to be recognized on each uncertain tax position. In step 1 (recognition), the Company assesses whether a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Only tax positions with a sustainability threshold higher than 50% are recognized. In Step 2 (measurement), the Company determines the amount of recognizable tax benefit. The measurement methodology is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company accrues for interest and penalties on uncertain tax liabilities reported on the consolidated balance sheets. Interests and penalties are classified as components of income tax expense in the consolidated statements of income.

Business combinations and goodwill
2.8	Business combinations and goodwill

The acquisition method of accounting is applied to all business combinations. The identifiable assets acquired, liabilities assumed, and equity instruments issued are measured at acquisition date fair value. Any contingent consideration is recorded at acquisition date fair value and remeasured at each reporting date. Acquisition-related transaction costs and restructuring costs related to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset at acquisition date, subject to impairment testing until the research or development is completed. The excess of the consideration transferred over the acquisition-date fair value of the identifiable assets acquired and liabilities assumed, net of related deferred tax impacts, is recorded as goodwill.  In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed, the noncontrolling interest in the acquiree, if any, the Company’s previously held equity interest in the acquiree, if any, and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributable to parent company stockholders. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary, assuming there is no change in control of the subsidiary. In the case of a sale of subsidiary shares, whereby the Company no longer maintains control of the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill is carried at cost less accumulated impairment losses, if any. Goodwill is not amortized but is tested for impairment at least annually, and more frequently whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. Goodwill subject to potential impairment is tested at the reporting unit level. The impairment test determines whether the fair value of each reporting unit under which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. The Company records an impairment loss on goodwill when a reporting unit’s carrying value exceeds its fair value. Significant management judgments and estimates are used in forecasting the future discounted cash flows associated with the reporting unit, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with definite useful lives
2.9	Intangible assets with definite useful lives

Intangible assets subject to amortization include intangible assets purchased from third parties recorded at cost and intangible assets acquired in business combinations initially recorded at fair value. Amortization begins when the intangible asset is available for its intended use. Amortization reflects the pattern in which the asset’s economic benefits are consumed, which usually consists in applying the straight-line method to allocate the cost of the intangible assets over their estimated useful lives.

The carrying value of intangible assets with definite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the line “Impairment, restructuring charges and other related closure costs” of the consolidated statements of income, for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting date to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Technologies and licenses

Separately acquired technologies and licenses are recorded at historical cost. Technologies and licenses acquired in a business combination are initially recognized at acquisition date fair value. Technologies and licenses have a useful life which usually ranges from 3 to 8 years and are carried at cost less accumulated amortization and impairment losses, if any.

Computer software

Separately acquired computer software is recorded at historical cost.  Costs associated with maintaining computer software programs are expensed as incurred and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to their intended use. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization of computer software begins when the software is available for its intended use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

Property, plant and equipment
2.10	Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are initially recognized at acquisition date fair value. Major additions and improvements are capitalized, while minor replacements and repairs are expensed and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to their intended use.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows :

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	2-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Property, plant and equipment are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates, available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. At each reporting date or when impairment indicators are identified, the Company also evaluates, and adjusts if appropriate, the assets’ useful lives.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

The Company did not hold any significant assets held for sale as of December 31, 2021 and December 31, 2020.

Leases
2.11	Leases

A lease contract is a contract, or part of a contract, that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification between finance or operating is determined at lease commencement. Most leases entered into by the Company are operating leases. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The rate implicit in the lease should be used as a discount rate whenever that rate is readily determinable. In most cases, this rate is not readily determinable and therefore, the Company uses its incremental borrowing rate, which is derived from information available at the lease commencement date. The Company considers its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating its incremental borrowing rates. Operating lease right-of-use assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives.

Right-of-use assets are included in the line “Property, plant and equipment, net” of the consolidated balance sheet.  Operating lease liabilities due within one year are included in the line “Other payables and accrued liabilities”, while noncurrent operating lease liabilities are included in the line “Other long-term liabilities” of the Company’s consolidated balance sheets. Operating lease expenses are recognized in the consolidated statements of income, on a straight-line basis over the lease period and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development”, according to the intended use of the leased asset.

Certain lease contracts contain options to extend the lease. On these contracts, the Company estimates the lease term by including the extended duration when it is reasonably certain for the Company to exercise that option. In addition, for short term leases, defined as leases with a term of twelve months or less, the Company elected the practical expedient to not recognize an associated lease liability and right-of-use asset. The short-term lease election is made at the commencement date only. Additionally, lease contracts with a sum of lease payments not exceeding $5,000 are excluded from recognition on the consolidated balance sheet.

 The right-of-use asset is a nonmonetary asset while the lease liability is a monetary liability. When accounting for a lease that is denominated in a foreign currency, the lease liability is remeasured using the current exchange rate, while the right-of-use asset is measured using the historical exchange rate as of the commencement date.

The Company does not separate lease and non-lease components and instead accounts for each separate lease component and the non-lease components associated with that lease component as a single lease component.

Variable lease payments that depend on an index or a rate are included in the lease payments and are measured using the prevailing index or rate at the measurement date. Changes to index and rate-based variable lease payments are recognized in earnings in the period of the change.

Loss contingencies
2.12	Loss contingencies

In determining loss contingencies, the Company considers the likelihood of the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued when information available indicates that it is probable that a liability has been incurred at the date of the consolidated financial statements and when the amount of the loss can be reasonably estimated.

Long-term debt
2.13	Long-term debt
(a)	Convertible debt

The Company evaluates, at initial recognition of a convertible debt, the different components and features of the hybrid instruments and determines whether certain elements are embedded derivative instruments which require bifurcation.  Components of convertible debt instruments that may be settled in cash upon conversion based on a net-share settlement basis are accounted for separately as long-term debt and equity when the conversion feature of the convertible bonds constitute an embedded equity instrument. When an equity instrument is identified, proceeds from issuance are allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The liability component is measured as the fair value of a similar non-convertible debt, which results in the recognition of a debt discount. In subsequent periods, the Company amortizes the debt discount through earnings in the line “Interest income (expense), net” of the consolidated statements of income, using the effective interest method, based on the contractual maturity of the debt. The equity component, reported on the line “Additional paid-in capital” of the consolidated statement of equity, is not remeasured. Deferred taxes are recognized on the difference between the carrying amount of the liability component and its tax basis.

Debt issuance costs are reported as a deduction of debt. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income, using the effective interest rate method.

In case of conversion from the bondholders, the fair value of the consideration transferred is allocated between the liability component and the equity component. The difference between the carrying amount of the debt at the settlement date and the fair value of the debt component is recorded in earnings as a loss on debt extinguishment and reported in the line “Loss on financial instruments, net” of the consolidated statements of income. The liability component is measured as the fair value of a similar non-convertible debt prior to settlement. The reacquired equity component is recorded in equity and reported on the line “Additional paid-in capital” of the consolidated statement of equity.

(b)	Bank loans

Bank loans and non-convertible senior bonds are recognized at the amount of cash proceeds received, net of debt issuance costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of debt issuance costs) and the principal amount is recognized through earnings on the line “Interest income (expense), net” of the consolidated statements of income over the period of the borrowings using the effective interest method.

Employee benefits
2.14	Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity and are charged or credited to earnings over the employees’ expected average remaining working lives. Past service costs are recognized in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity and are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year. Past service costs are recognized in earnings on the line “Other components of pension benefit costs” of the consolidated statements of income if the changes to the pension scheme are not conditional on the employees remaining in service for a specified period (the vesting period).

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

The service cost component of net periodic benefit costs is presented in the same income statement line as other employee compensation costs arising from services rendered during the period. The other components of the net periodic benefit cost are presented separately, outside operating income, on the line “Other components of pension benefit costs” of the consolidated statements of income. These elements include: interest cost; expected return on plan assets; amortization of transition (asset) obligation; amortization of prior service cost; amortization of net (gain) loss; (gain) loss recognized due to curtailment or settlement and; cost of special termination benefits.

(b) Other post-employment obligations

The Company provides post-employment benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and on the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from changes in actuarial assumptions are charged or credited to earnings over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of involuntary termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period.  Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when a contractual obligation exists or where there is a past practice that has created a present obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries.  The entitlement to these benefits is usually conditional on the employee completing a minimum service period.  The expected costs of these benefits are accrued over the period of employment.  Actuarial gains and losses arising from changes in actuarial assumptions are charged or credited to earnings in the period of the revised estimate.  These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company accounts for stock-based compensation for all stock-based awards granted to senior executives and selected employees, including awards that vest upon the satisfaction of a service condition and awards that vest upon the satisfaction of both a service condition and a performance condition. Both equity awards vest over a three-year service period while performance-based awards also require the Company’s attainment of certain performance conditions. The Company measures the cost of the awards based on the grant-date fair value of the awards, reflecting the market price of the underlying shares at the date of the grant, reduced by the present value of the dividends expected to be paid on the shares during the requisite service period. That cost is recognized using graded vesting over the period during which an employee is required to provide service in exchange for the award or the requisite service period. The compensation cost is recorded through earnings with the corresponding amount reported in equity, under “Additional paid-in capital” of the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest, net of an estimated number of awards to be forfeited due to the employees failing to satisfy the service condition or one or more performance conditions. Compensation is recognized only for the awards that ultimately vest.

Liabilities for the Company’s portion of payroll taxes are recognized at vesting, which is the event triggering the payment of the social contributions in most of the Company’s local tax jurisdictions.  Employee-related social charges are measured based on the intrinsic value of the share and recorded at vesting date.

Share capital
2.15	Share capital

Ordinary shares are classified as “Common stock” within equity on the consolidated balance sheets.  Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds received.

Where the Company purchases its own equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from parent company stockholders’ equity until the shares are cancelled, reissued, or disposed of.

Comprehensive income (loss)
2.16	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by and distributions to stockholders. In the consolidated financial statements, "Other comprehensive income (loss)" and “Accumulated other comprehensive income” primarily consists of foreign currency translation adjustments, unrealized gains (losses) on debt securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the accounting for defined benefit plans as described in Note 2.14, net of tax.

Revenue recognition
2.17	Revenue recognition

Arrangements with customers are considered contracts if all the following criteria are met: (a) parties have approved the contract and are committed to perform their respective obligations; (b) each party’s rights regarding the goods or services to be transferred can be identified; (c) payment terms for the goods or services to be transferred can be identified; (d) the contract has commercial substance and (e) collectability of substantially all of the consideration is probable. The Company recognizes revenue from products sold to a customer, including distributors, when it satisfies a performance obligation by transferring control over a product to the customer. In certain circumstances, the Company may enter into agreements that concern principally revenues from services, where the performance obligation is satisfied over time. The objective when allocating the transaction price is to allocate the transaction price to each performance obligation (or distinct good or service) in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer. The payment terms typically range between 30 and 90 days.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for changes in market prices. The Company accrues a provision for price protection based on a rolling historical price trend computed monthly as a percentage of gross distributor sales.  This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted to accommodate a significant change in the selling price. The short outstanding inventory time, visibility into the inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end.  The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons.  The Company’s standard terms and conditions of sale provide that if the Company determines that products do not conform, the Company will repair or replace the non-conforming products, or issue a credit note or rebate of the purchase price.  Quality returns are identified shortly after sale in customer quality control testing.  Quality returns are usually associated with end-user customers, not with distribution channels.  The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income, using historical and current conditions to form a reasonable estimate of future returns.

The Company records a provision for warranty costs as a charge against “Cost of sales” in the consolidated statements of income, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period of time following the date of sale.  This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law.  The Company’s contractual terms and conditions typically limit its liability to the sales value of the products which gave rise to the claims.

The Company’s insurance policy relating to product liability covers third party physical damages and bodily injury, indirect financial damages as well as immaterial non-consequential damages caused by defective products.

In addition to product sales, the Company enters into arrangements with customers consisting in transferring licenses or related to license services. The revenue generated from these arrangements are reported on the line “Other revenues” of the consolidated statements of income. Other revenues also include patent royalty income, sale of scrap materials and manufacturing by-products.

Public funding
2.18	Public funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian and other country governmental entities. Such funding is generally provided to encourage research, development and other innovation activities, industrialization and local economic development. The conditions to receive government funding may include eligibility restrictions, approval by the European Union authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts include obligations to maintain a minimum level of employment and investment during a certain period. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research, development and other innovative activities, capital investment, and loans.

Funding for research, development and innovative activities is the most common form of funding that the Company receives. This public funding is recorded as “Other income and expenses, net” in the consolidated statements of income. The funding is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met.

French research tax credits (“Crédit Impôt Recherche”) and Italian research tax credits (“Credito d’Imposta Ricerca & Sviluppo”) are deemed to be grants in substance. The French research tax credits are to be paid in cash by the taxing authorities within three years in case they are not deducted from income tax payable during this period of time. The Italian tax credits are compensated against payroll-related social charges.  French and Italian tax credits are reported as a reduction of “Research and development” in the consolidated statements of income.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income by offsetting the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which can be recovered through the reduction of various governmental liabilities, including income tax, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the consolidated balance sheets at their net present value when the discounting effect is deemed to be significant.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. These loans are reported in the line “Long-term debt” of the consolidated balance sheets.

Research and development
2.19	Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts.  Research and development expenses do not include marketing design center costs, which are accounted for as “Selling, general and administrative” in the consolidated statements of income and process engineering, pre-production or process transfer costs which are recorded as “Cost of sales” in the consolidated statements of income.  Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research and development activities is reported as “Research and development” in the consolidated statements of income.

Advertising costs
2.20	Advertising costs

Advertising costs are expensed as incurred and are recorded as “Selling, general and administrative” in the consolidated statements of income.  Advertising expenses for 2021, 2020 and 2019 were $14 million, $12 million and $17 million, respectively.

Start-up and phase-out costs
2.21	Start-up and phase-out costs

Start-up costs represent costs incurred in the ramp-up phase of the Company's newly integrated manufacturing facilities. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial. Start-up costs and phase-out costs are included in the line "Other income and expenses, net" of the consolidated statements of income.

Investments in equity securities
2.22	Investments in equity securities

Investments in equity securities that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as equity securities measured at fair value through earnings. Changes in the fair value of these securities are reported in the consolidated statements of income within “Other income and expenses, net” when these instruments are held within the Company’s operating activities. Gains and losses arising from changes in the fair value of securities not related to operating activities are presented in the consolidated statements of income as non-operating elements within “Gain (loss) on financial instruments, net” in the period in which they arise.

For investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence, the Company has elected to apply the cost method as a measurement alternative. Under the cost method of accounting, investments are carried at historical cost, less impairment, adjusted for subsequent observable price changes. An impairment loss is recorded when there are identified events or changes in circumstances that may have a significant adverse effect on the value of the investment. Loss is immediately recorded in the consolidated statements of income on the line “Gain (loss) on financial instruments, net” and is based on the Company’s assessment of any significant and sustained reductions in the investment’s value. Gains and losses on investments sold are determined on the specific identification method and are recorded as non-operatings element in the line “Gain (loss) on financial instruments, net” of the consolidated statements of income when the transaction is not related to operating activities.

The fair values of quoted equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

The Company did not hold any material equity securities as of December 31, 2021 and December 31, 2020.

Investments in debt securities
2.23	Investments in debt securities

The Company did not hold any debt securities classified as held-to-maturity or for which the Company would have elected to apply the fair value option. Debt securities are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value of debt securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income. The Company assesses at each balance sheet date whether there is objective evidence that a debt security or group of debt securities classified as available-for-sale is impaired. An unrealized impairment loss exists when the fair value of the instrument declines below its amortized cost basis. An impairment loss is recognized in earnings, through a direct reduction of the value of the asset, when the Company intends to sell the debt security or when it is more likely than not that the Company will be required to sell the instrument before recovery of the amortized cost basis.  Moreover, an impairment loss is recognized in earnings through a credit loss allowance for any portion of the unrealized impairment loss resulting from a credit loss. Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

The fair values of quoted debt securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates.  In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

The Company held debt securities as at December 31, 2020, which were classified as available-for-sale and reported on the line “Marketable securities” on the consolidated balance sheet. The Company did not hold debt securities as at December 31, 2021.

Derivative financial instruments and hedging activities
2.24	Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. Derivative instruments that are not designated as hedges are measured at fair value through earnings.

Cash Flow Hedge

As part of its ongoing operating, investing and financing activities, the Company enters into certain derivative transactions that may be designated and may qualify as hedging instruments. To reduce its exposure to U.S.  dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, and selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods within cost of sales through the use of currency forward contracts and currency options, including collars. The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value as “Other current assets” or “Other payables and accrued liabilities” in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be substantially offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the change in fair value for the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

Derivative financial instruments not designated as a hedge

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company's subsidiaries.

Financial instruments not designated as a hedge are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of these instruments are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, since the transactions for these instruments occur within the Company’s operating activities.

Recent accounting pronouncements
2.25	Recent accounting pronouncements
(a)	Accounting pronouncements effective in 2021

In March 2020, the FASB provided optional guidance for a limited period to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The guidance provides relief through optional exemptions on the transition away from LIBOR to new reference rates. One optional exemption is to account for a modified contract as a continuation of an existing contract without performing a detailed analysis. Other exemptions are permitted on hedge accounting in order to avoid discontinuance of existing hedge accounting transactions due to modification of critical terms in the hedge relationship.  The guidance has been effective since March 12, 2020 and will remain effective through December 31, 2022. The Company is not impacted by the reference rate reform as it does not report any hedging relationship (e.g. hedge of debt instruments) that are directly affected by the interest rate benchmark reform, or any significant financial liabilities indexed to LIBOR or other reference rate to be discontinued.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been early adopted by the Company

In August 2020, the FASB issued new guidance on distinguishing liabilities from equity and EPS, to simplify an issuer’s accounting for convertible instruments by eliminating the cash conversion and beneficial conversion feature models in ASC 470-20 that require separate accounting for embedded conversion features. The guidance also simplifies the settlement assessment that issuers perform to determine whether a contract in their own equity qualifies for equity classification. Finally, the guidance requires entities to use in the calculation of the diluted EPS the if-converted method for all convertible instruments and to include the effect of share settlement for instruments that may be settled in cash or shares. The new guidance is effective for public companies for annual periods beginning after December 15, 2021, with early adoption permitted in fiscal years beginning after December 15, 2020. The guidance can be adopted either on a full retrospective basis or by applying the modified retrospective approach, with the impact upon transition recorded in retained earnings for existing instruments outstanding as of the adoption date.

The guidance became effective for the Company on January 1, 2022. The Company adopted the new guidance by applying the modified retrospective method on instruments outstanding at transition date. These instruments correspond solely to the dual-tranche senior unsecured convertible bonds issued on August 4, 2020, which are convertible instruments with cash conversion features in the scope of the new guidance.  The impact of the new guidance on the Company’s consolidated financial statements is expected to result at adoption date in a $107 million increase in Long-term debt, to reflect the convertible debt at its $1,500 million nominal value, less $6 million of unamortized debt issuance costs, and a $15 million decrease in Long-term deferred tax liabilities, with a corresponding $92 million decrease in equity (composed of a $117 million decrease in Additional paid-in capital and a $25 million increase in Retained earnings). On subsequent periods, the carrying value of the convertible bonds, reported on the line Long-term debt of the consolidated balance sheet, will be incremented up to its nominal value over the amortization pattern of the $6 million unamortized debt issuance costs. The Company will also determine the dilutive effect of the convertible bonds by applying the if-converted method which will result in the fully dilutive effect of the convertible bonds for the total 33,823,660 number of underlying shares.

In November 2021, the FASB issued new guidance on disclosures about government assistance, to increase the transparency in reporting government assistance, including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. The new guidance is effective for public companies for annual periods beginning after December 15, 2021, with early adoption permitted in fiscal years beginning after December 15, 2020. The guidance became effective for the Company on January 1, 2022, with no significant impact expected since the Company’s consolidated financial statements already include specific disclosures about public funding, including: the nature of the grants (e.g. investment and research tax credits, R&D and capital grants); a description of the main programs to which the Company participates; the accounting policies applied to these transactions, and the effect of those transactions on the entity’s consolidated financial statements.